CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and cash equivalents	$ 269,057,708	$ 79,652,897
Cash-segregated for regulatory purpose	1,431,827,247	867,946,754
Term deposits	3,044,461	18,698,143
Receivables from customers (net of allowance of US$91,788 and US$518,741 as of December 31, 2020 and 2021)	664,657,453	372,215,645
Receivables from brokers, dealers, and clearing organizations (net of allowance of nil as of December 31, 2020 and 2021):
Related parties	804,639,024	764,318,932
Others	75,143,153	32,547,428
Financial instruments held, at fair value	3,902,987	562,536
Prepaid expenses and other current assets	16,051,623	11,214,430
Amounts due from related parties	2,947,871	5,065,222
Total current assets	3,271,271,527	2,152,221,987
Right-of-use assets	6,613,520	7,280,763
Property, equipment and intangible assets, net	14,031,652	9,693,034
Goodwill	2,492,668	2,421,403
Long-term investments	9,777,844	6,480,951
Other non-current assets	4,973,085	4,299,246
Deferred tax assets	12,258,360	9,919,967
Total assets	3,321,418,656	2,192,317,351
Liabilities:
Payables to customers	2,509,492,814	1,696,164,267
Payables to brokers, dealers and clearing organizations
Related parties	170,338,199	218,574,120
Others	499,978	5,135,941
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of US$12,345,185 and US$15,611,533 as of December 31, 2020 and 2021, respectively)	33,746,177	27,138,201
Deferred income - current	1,213,647	844,558
Lease liabilities - current (including lease liabilities - current of the consolidated VIEs without recourse to the Group of US$1,743,537 and US$1,057,862 as of December 31,2020 and 2021, respectively)	2,610,041	3,514,592
Amount due to related parties	2,039,287
Total current liabilities	2,719,940,143	1,951,371,679
Convertible bonds
Related party	25,330,766
Others	123,510,910
Deferred income – non-current	1,382,091	1,565,843
Lease liabilities – non-current (including lease liabilities – non-current of the consolidated VIEs without recourse to the Group of US$1,158,044 and US$6,858 as of December 31, 2020 and 2021, respectively)	3,092,913	3,692,701
Deferred tax liabilities	1,535,965	0
Total liabilities	2,874,792,788	1,956,630,223
Commitments and Contingencies
Shareholders’ equity:
Additional paid-in capital	484,335,291	291,827,379
Statutory reserve	3,562,888	2,663,551
Accumulated deficit	(45,788,131)	(59,579,495)
Treasury stock (10,429,305 and 10,429,305 shares as of December 31, 2020 and 2021, respectively)	(2,172,819)	(2,172,819)
Accumulated other comprehensive income	6,665,819	2,927,192
Total UP Fintech Holding Limited shareholder’s equity	446,625,868	235,687,128
Total liabilities and equity	3,321,418,656	2,192,317,351
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	20,599	17,944
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	$ 2,221	$ 3,376